Pre-Production Costs Related to Long-Term Supply Arrangements (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Pre-Production Costs Related to Long-Term Supply Arrangements
Pre-production costs	$ 7,000	$ 7,400
Reimbursable costs - other current assets	7,000	4,200
Reimbursable costs, other non-current assets	$ 10	$ 3,200